U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20594

                                FORM 24F-2
                    ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                            PLEASE PRINT OR TYPE.

1.   NAME AND ADDRESS OF ISSUER:

     The Tax-Exempt Bond Fund of America, Inc.
     333 South Hope Street
     Los Angeles, CA  90071

2.   NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

3.   INVESTMENT COMPANY ACT FILE NUMBER:  811-3624

     SECURITIES ACT FILE NUMBER:          2-49291

4.   LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

     AUGUST 31, 1995

5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S
     24F-2 DECLARATION:                         [  ]

6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF APPLICABLE (SEE INSTRUCTION A.6):

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2:

9.   NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:

     24,743,163 shares             $285,197,000

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):

     4,184,414 shares              $48,311,000

12.  CALCULATION OR REGISTRATION FEE:

    (i)   Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10):    $285,197,000

    (ii)  Aggregate price of shares issued in connection
          with dividend  reinvestment plans (from Item 11,
          if applicable):                                          +48,311,000

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                  -325,755,000

    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable):                  +N/A

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2

    [line (i), plus line (ii), less line (iii), plus line (iv)]
    (if applicable)                                                $7,753,000

    (vi)  Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation
          (see Instruction C.6):                                   x 1/2900

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  $2,673.45

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                     [    ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     OCTOBER 10, 1995

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Julie F. Williams
                           Julie F. Williams
                           Secretary

Date October 13, 1995

* Please print the name and title of the signing officer below the signature.

                                                         October 12, 1995

The Tax-Exempt Bond Fund of America, Inc.
333 South Hope Street
Los Angeles, California 90071

Re:   Issuance of 28,927,577 Shares of The Tax-Exempt Bond Fund of America,
      Inc.

Ladies and Gentlemen:

     The Tax-Exempt Bond Fund of America, Inc. (the "Fund") has requested our opinion in connection with the issuance by the Fund of 28,927,577 capital shares of the Fund (the "Stock") during the period September 1, 1994 through August 31, 1995 inclusive ("Fiscal 1995"). We understand that a copy of this opinion will be provided to the Securities and Exchange Commission pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

     We have examined documents relating to the organization of the Fund and the authorization and issuance of shares of the Fund. We have also examined a certificate of the Vice President and Treasurer of the Fund, dated October 3, 1995, relating to the number of shares of the Fund issued by the Fund during Fiscal 1995.

     Based upon and subject to the foregoing, we are of the opinion that:

     The issuance of the Stock by the Fund has been duly and validly authorized by all appropriate corporate action and, assuming delivery by sale or in accord with the Fund's dividend reinvestment plan was in accordance with the description set forth in the Fund's current prospectuses under the Securities Act of 1933, the Stock has been duly authorized and is validly issued, fully paid and nonassessable.

     We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Fund's Rule 24f-2 Notice for Fiscal 1995, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

     The opinion given above is subject to the condition that the Fund shall have complied with the provision of any applicable laws, regulations and permits of any state or foreign country in which any of the Stock was sold or was issued in accord with the Fund's dividend reinvestment plan.

Very truly yours,

MORRISON & FOERSTER